Note 33	6 Months Ended
Jun. 30, 2025
Dividend income [Abstract]
Disclosure of dividend income [Text Block]	Dividend income
The balances for this heading in the condensed consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method, as per the breakdown below:

DIVIDEND INCOME (MILLIONS OF EUROS)

	June 2025	June 2024
Non-trading financial assets mandatorily at fair value through profit or loss	9	9
Financial assets at fair value through other comprehensive income	67	66
Total	76	76